PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 7 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	December 31, 2016	December 31, 2015
Buildings	$122,103	$130,624
Machinery equipment	3,419,519	4,785,361
Transportation equipment	64,633	69,144
Office equipment	89,455	91,341
Subtotal	3,695,710	5,076,470
Construction in progress	9,118,725	8,759,038
Less: accumulated depreciation	(1,628,422)	(2,166,901)
Property, plant and equipment, net	$11,186,013	$11,668,607

Depreciation charge was $461,412 and $384,673 for the years ended December 31, 2016 and 2015, respectively. Construction in progress represents direct costs of construction incurred for the Company’s new office and manufacturing facility. No depreciation is provided until construction is completed and ready for its intended use. The project was completed and placed in service in January 2017. For the year ended December 31, 2016, the Company disposed certain obsolete machinery equipment for no proceeds and recognized a loss of $228,245. No such disposition for the year ended December 31, 2015.